Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 813	$ 1,843	$ 1,568
Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	219	198	242
U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Interest cost	$ 1,882	$ 1,719	$ 1,913
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets	$ (2,599)	$ (2,701)	$ (3,014)
Expected return on plan assets - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ 16	$ 16	$ 16
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 559	$ 1,525	$ 1,337
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ (142)	$ 559	$ 253
U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	10	13	14
Interest cost	$ 145	$ 132	$ 154
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets		$ 0	$ 0
Expected return on plan assets - income statement location		ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ (2)	$ (7)	$ (7)
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 1	$ 10	$ 20
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 154	$ 147	$ 180
U.S. | Personal Pension Plan (PPP) | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	(153)	$ 542	237
U.S. | Personal Pension Plan (PPP) | Pension Plans | Qualified Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Average remaining life expectancy of inactive plan participants		18 years
Reduction to amortization expense as a result of change	900
Non-U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	370	$ 413	410
Interest cost	$ 847	$ 830	$ 837
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets	$ (1,588)	$ (1,342)	$ (1,325)
Expected return on plan assets - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of transition assets	$ 0	$ 0	$ 0
Amortization of transition assets - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ (23)	$ (83)	$ (97)
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 1,249	$ 1,401	$ 1,507
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Curtailments and settlements	$ 41	$ 11	$ 19
Curtailments and settlements - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Multi-employer plans	$ 32	$ 38	$ 40
Other costs/(credits)	$ 28	$ 16	$ (76)
Other costs - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 955	$ 1,284	$ 1,315
Non-U.S. | Pension Plans | Litigation in United Kingdom regarding defined benefit plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Other costs/(credits)			(91)
Non-U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	5	5	6
Interest cost	$ 55	$ 45	$ 57
Interest cost - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Expected return on plan assets	$ (5)	$ (6)	$ (7)
Expected return on plan assets - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of transition assets		$ 0	$ 0
Amortization of transition assets - income statement location		ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Amortization of prior service costs/(credits)	$ 0	$ 0	$ 0
Amortization of prior service costs/(credits) - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Recognized actuarial losses	$ 10	$ 6	$ 7
Recognized actuarial losses - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Curtailments and settlements	$ 0	$ 0	$ 0
Curtailments and settlements - income statement location	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense	ibm:OtherIncomeAndExpense
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 65	$ 51	$ 62